Schedule of Unrecognized Stock-based Compensation (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Unrecognized stock-based compensation	$ 431	$ 531
Weighted average remaining of recognition	1 year 6 months	1 year 10 months 24 days
Employee Stock Grants [Member]
Subsidiary, Sale of Stock [Line Items]
Unrecognized stock-based compensation	$ 32	$ 11
Weighted average remaining of recognition	1 year 8 months 12 days	1 year 3 months 18 days